Tax assets and liabilities (Details 5) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Tax assets:		R$ 27,680,578	R$ 24,778,078	R$ 24,437,112
Of which:
Temporary differences	[1]	26,416,527	23,375,600	23,398,886
Tax loss carry forwards		846,587	866,579	382,867
Social contribution taxes 18%		417,464	535,899	655,359
Total deferred tax assets		27,680,578	24,778,078	24,437,112
Tax liabilities:		3,031,389	2,496,531	1,268,037
Of which:
Excess depreciation of leased assets		123,257	124,909	144,623
Adjustment to fair value of trading securities and derivatives		2,908,132	2,371,622	1,123,414
Total deferred tax liabilities		R$ 3,031,389	R$ 2,496,531	R$ 1,268,037

[1]	Temporary differences relate mainly to impairment losses on loans and receivables and provisions for lawsuits and administrative proceedings, and the effect of the fair value of financial instruments.